CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 28, 2014	Nov. 30, 2013	Nov. 30, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 237,381	$ 50,827	$ 347
Short-term bank deposit	10,002	10,002	10,002
Prepaid expenses and other accounts receivable	29,306	36,908	28,249
Total current assets	276,689	97,737	38,598
FUNDS IN RESPECT OF RETIREMENT BENEFITS OBLIGATION	4,685	3,630	1,296
PROPERTY AND EQUIPMENT, NET	11,987	12,854	8,273
Total assets	293,361	114,221	48,167
CURRENT LIABILITIES:
Accounts payable	170,813	138,775	135,791
Accrued expenses	491,464	386,122	73,138
Employees and related payables	174,083	155,100	75,879
Related parties	42,362	42,362	42,362
Loans and accrued interest	370,772	264,050	0
Total current liabilities	1,249,494	986,409	327,170
LONG-TERM LIABILITIES
Warrants	738,180	1,157,954	0
Retirement benefits obligation	4,848	4,272	1,553
Total long-term liabilities	743,028	1,162,226	1,553
Total liabilities	1,992,522	2,148,635	328,723
STOCKHOLDERS' CAPITAL DEFICIENCY:
Common stock of $0.0001 par value - authorized: 1,750,000,000 shares at February 28, 2014 and November 30, 2013; issued and outstanding: 53,147,276 and 51,144,621 shares at February 28, 2014 and November 30, 2013, respectively	5,314	5,114	4,912
Additional paid-in capital	9,679,814	8,635,447	4,850,348
Deficit accumulated during the development stage	(11,384,289)	(10,674,975)	(5,135,816)
Total Stockholders' deficiency	(1,699,161)	(2,034,414)	(280,556)
Total liabilities net of Stockholders' deficiency	$ 293,361	$ 114,221	$ 48,167